Equity	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Equity
21.	Equity

21.1.	Capital and warrants

The total authorized capital of the Company is US$30,000 thousand, represented by 290,750,000 ordinary shares and 9,250,000 class B shares, with a US$ par value of 0.0001 per share.

As explained in Note 1, in 2017, the Company received a capital contribution of US$139,900 thousand (R$462,789), comprising US$11.2 million (R$37,050) from the former shareholders of Estre USA that did not redeem their public shares in connection with the Transaction, and US$128.7 million (R$425,739) from the proceeds of the sale of ordinary shares to PIPE Investors. The amount of US$117,092 thousand (R$387,342) (net of issuance cost) was recorded as a capital contribution in equity.

The above resulted in the issuance of 15,438,000 ordinary shares to the PIPE Investors and 1,213,846 ordinary shares to the former shareholders of Estre USA.

In addition, the Company issued 27,001,889 ordinary shares to the former shareholders of Estre Brazil, except for Angra (see Note 21.6), in exchange for their shares in Estre Brazil.

Furthermore, on December 21, 2017, the Company issued 1,983,000 ordinary shares to Estre Ambiental Employee SPV, Inc. a Cayman Islands exempted company (the “Employee Compensation Entity”). Pursuant to the Memorandum and Articles of Association of the Employee Compensation Entity, employees of us and our subsidiaries, members of our board of directors and our other service providers may receive equity in the Employee Compensation Entity that, subject to any vesting and other conditions imposed, will entitle such persons to receive the economic benefit of a ratable portion of our ordinary shares held by the Employee Compensation Entity.

The Company also issued 5,550,000 Class B shares to the former shareholders of Estre USA, in exchange for their Class B shares in Estre USA.

Each ordinary share and each Class B Share entitles the holder to one vote on all matters upon which the holders are entitled to vote. All of the issued and outstanding ordinary shares and Class B Shares are fully paid and non-assessable. Certificates (to the extent any are issued) representing the issued and outstanding ordinary shares and Class B Shares are generally not issued and legal title to the issued shares is recorded in registered form in the register of members. Holders of ordinary shares and Class B Shares have no pre-emptive, subscription, redemption or conversion rights. Moreover, holders of Class B Shares have no right to receive dividends and no right to participate in surplus assets in a winding up.

The transaction costs associated with the capital contribution described above amounted to R$75,307, and refer to the fees due to services provided to assist in the structuring, implementation and audit of the Transaction and IPO of the Company.

Estre Ambiental, Inc.	Number of Shares	Ownership Interest
Shareholder
Ordinary Shares
BTG Pactual G7 Holding S.A (*)	20,062,197	44.0%
Avenue Boulevard Co-Investment Vehicle, LLC	10,440,000	22.9%
Cygnus Asset Holding Ltd	2,709,756	5.9%
Lyra Asset Holding Ltda.	2,505,169	5.5%
Other	9,919,610	21.7%

	45,636,732	100.0%
Class B Shares
Former Boulevard SPAC Holders	5,550,000	100.0%

(*)

Includes shares held by BTG Pactual Principal Investments Fundo de Investimento em Participações Multiestratégia, Banco BTG Pactual S.A., Fundo de Investimento em Participações Turquesa - Multiestratégia Investimento no Exterior, Iron Fundo de Investimento em Participações - Multiestratégia Investimento no Exterior, and Fundo de Investimento Credito Privado LS Investimento no Exterior.

In addition, as of December 31, 2018 and 2017, the Company has 28,499,999 warrants outstanding, which are exercisable on a one-for-one basis for ordinary shares of Estre Ambiental, Inc. and each warrant is currently exercisable at a price of US$11.50 per ordinary share. As of December 31, 2018 and 2017, the warrants were out of the money.

21.2.	Share-based payment reserve

On September 15, 2015, Estre Brazil’s Board of Directors approved at the Special General Shareholders’ Meeting, the granting of a stock option plan to certain directors and employees and the total number of options granted under the plan. The options vest in 3 tranches, subject to the following vesting conditions:

(i)	At the first anniversary of the date on which the employee becomes a manager or employees of the Company, 34% of the options will vest and may be exercised;

(ii)	At the second anniversary of the date on which the employee becomes a manager or employee of the Company, an additional 33% of the options will vest and may be exercised; and

(iii)	At the third anniversary of the date on which the employee becomes a manager or employee of the Company, the remaining 33% of the options will vest and may be exercised.

The options granted are classified as “Time Based Options” (TBO), and entitle the employee to acquire shares at a determined price.

The stock options may be exercised during a period of 11 years from the date the stock option contract is signed.

The options were priced based on the “Black & Scholes” model and the significant assumptions included in the model in 2015 were:

Details	Plan 1	Plan 2	Plan 3
Start date (first grant)	10/28/2015	10/28/2015	10/28/2015
Number of options - TBO (thousands)	2,486	432	649
Exercise value - R$	0.9250	0.9250	0.9250
Expected volatility	24.03%	24.03%	24.03%
Future risk-free rate - p.a.	14.48%	14.48%	14.48%
Estimated maturity term (weighted average in years)	0.6778	1.1287	1.9176
Fair value of option - R$	11.58	11.63	11.72

The term of the options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome. The compensation expense for the years ended December 31, 2017 and in 2016 amounted to R$2,945 and R$28,937. No expense was recorded for the year ended December 31, 2018. The balance at December 31. 2017, recorded in liabilities amounted to R$ 1,620, substantially paid in 2018.

Changes in the stock option plan are detailed below:

Options
December 31, 2016	571
Expired	(70)
Exercised	(357)

December 31, 2017	144
Exercised	(144)

December 31, 2018	—

22.2.1 Incentive Plan – Stock Shares

On December 21, 2017 (“effective date”) the shareholders of the Company approved the issue of 1,983,000 ordinary shares to Estre Ambiental Employee SPV, Inc. (Estre Employee SPV), a Cayman Islands exempted company. Such shares were issued as part of the incentive stock option plan granted to employees.

The participants of the Plan acquire shares of Estre Employee SPV for US$ 0.0001 per share on December 21, 2017. Participants have no rights over the shares on the effective date and will receive rights and be able to exchange SPV shares for Company shares as follows: (i) 5% of the shares shall be fully vested as of the Effective Date, although can only be exchanged for Company shares on the first anniversary of the Effective Date, (ii) 20% of the shares shall vest in full on the first anniversary of the Effective Date, and (iii) 25% of the subject shares shall vest on each of the second, third and fourth anniversaries of the Effective Date.

During the fiscal year 2017, the Company granted 1,983,000 shares for this stock option plan. No shares were granted in 2018.

Compensation expense recognized for the year ended December 31, 2018 totaled R$26,461. Compensation expense to be recognized for future service period is as follows:

Amount
Year
2019	15,221
2020	8,175
2021	3,448

Total	26,844

Additionally, the Company, Estre Brazil and Estre Employee SPV approved the Omnibus Incentive Plan (the “Plan”). The purpose of the Plan is to provide an additional incentive to selected employees, directors, independent contractors and consultants of the Company or its affiliates whose contributions are essential to the growth and success of the Company’s business, in order to strengthen the commitment of those individuals, motivate them to faithfully and diligently perform their responsibilities and attract and retain competent and dedicated employees whose efforts will contribute to the long-term growth and profitability of the Company. No shares were granted under the Omnibus Incentive Plan as of December 31, 2018.

21.3.	Currency translation adjustments

This refers to the gain (loss) from translation of financial statements in foreign currency to Brazilian Reais of the investments in CGR Doña Juana, in Colombia. Also see Note 2.3.

21.4.	Capital reserve

Capital reserves comprise additional paid in capital and the share based payment reserve.

Additional paid in capital refers to the difference between the subscription price that shareholders paid for the shares and their nominal value. This reserve may only be used for capital increase, loss absorption, redemption or for repurchase of shares or payment of cumulative dividends on preferred shares.

21.5.	Non-controlling interest

See Note 2.5.2 for information on material partially-owned subsidiaries.

21.6.	Angra Put Option Rights

In 2011, the Company’s shareholders entered into a shareholders agreement (the ‘‘Estre Shareholders’ Agreement’’) under which Angra was granted a put option on Estre Brazil shares owned by Angra, which could be exercised in the event its interest in Estre Brazil was diluted to a holding of less than 5%, due to a capital contribution or other events described in the agreement. The option price was the fair market value of the Company shares and payable within 6 months after the exercise of the put option, adjusted for inflation (IPCA) plus 9.5% per year.

On March 6, 2018, Angra exercised the put option, and the Company will acquire the Estre Brazil shares held by Angra for an amount of approximately R$37,606 payable until September 6, 2018.

As of December 31, 2018, the Company recorded a liability at fair value for an amount of R$41,662 (R$37,884 at December 31, 2017). We have not yet made any payments to Angra due to liquidity constraints, which constitutes a default under the Share Put Option Agreement entered into with Angra. The Company is in ongoing negotiations with Angra regarding the terms for the payment of amounts owed to them and there are no assurances that we will be successful in these negotiations, and Angra has reserved all other rights, remedies, actions and powers to which it may be entitled. As a result, Angra may seek certain remedies afforded to them under the Share Put Option Agreement and otherwise under Brazilian law, including the enforcement of their security interest of 4.38% of the share capital of the Estre Ambiental S.A. For these reasons, the Company believes that it may be required to also include this debt as part of the debt restructuring efforts.

21.7. Common control transaction

Prior to the Transaction, Estre Brazil was controlled by the shareholders that are the controlling shareholders of the Company. The reorganization transaction described in Note 1, was treated as a transfer between entities under common control, and as a result, any difference between the proceeds and the book value of the related assets is recognized as an equity transaction and therefore is recorded in additional paid in capital in the consolidated statement of financial position and the consolidated statement of changes in equity.